Leases - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	$ 165,831
Less imputed interest	(15,127)
Present value of lease liabilities	150,704
2026 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	43,783
2027 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	31,672
2028 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	23,286
2029 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	17,965
2030 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	46,300
2031 and thereafter [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	$ 2,825